UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Allen E. Grimes, III

DUPREE MUTUAL FUNDS 125 South Mill Street, Vine Center, Suite 100 Lexington

KY 40507

(Name and address of agent for service)

Registrants telephone number, including area code: (859) 254 7741

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Item 1.	Schedule of Investments.

DUPREE MUTUAL FUNDS – ALABAMA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds September 30, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
22.09% of Net Assets
Auburn AL Waterworks Board Water Revenue	5.000%	09/01/2036	Aa2	$250,000	$280,385
Birmingham AL Waterworks	5.000	01/01/2026	Aa2	80,000	84,870
Birmingham AL Waterworks	5.000	01/01/2038	Aa2	550,000	594,556
Birmingham AL Waterworks	5.000	01/01/2040	Aa2	150,000	164,571
Birmingham AL Waterworks	4.000	01/01/2037	Aa2	360,000	368,899
Birmingham AL Waterworks	4.000	01/01/2038	Aa2	205,000	209,627
Chatom AL Industrial Board Gulf Opportunity Zone	5.000	08/01/2037	A3	150,000	156,648
Cullman AL Utility Board Water Revenue	4.750	09/01/2037	A1	400,000	413,366
Gadsden AL Waterworks & Sewer Board	4.000	06/01/2034	A1	120,000	122,868
Jasper AL Waterworks and Sewer Board Utility Revenue	5.000	06/01/2030	A+*	455,000	473,300
Limestone County AL Water & Sewer Authority	5.000	12/01/2034	A*	250,000	274,295
Limestone County AL Water & Sewer Authority	5.000	12/01/2033	A*	300,000	328,932
Limestone County AL Water & Sewer Authority	4.750	12/01/2035	AA*	400,000	428,452
Limestone County AL Water & Sewer Authority	4.750	12/01/2034	AA*	375,000	409,973
Limestone County AL Water & Sewer Authority	4.750	12/01/2033	AA*	290,000	318,159
Opelika AL Utilities Board	4.000	06/01/2039	Aa3	250,000	255,140
Prattville AL Sewer Warrants	4.000	11/01/2042	AA-*	375,000	378,983
Tallassee AL Water Gas & Sewer Warrants	5.125	05/01/2036	A2	10,000	10,380
West Morgan East Lawrence AL Water & Sewer	4.750	08/15/2030	AA*	75,000	77,939
West Morgan East Lawrence AL Water & Sewer	4.850	08/15/2035	AA*	250,000	259,225

					5,610,568
SCHOOL IMPROVEMENT BONDS
19.40% of Net Assets
Alabaster AL Board of Education Special Tax Warrants	5.000	09/01/2039	A1	600,000	657,858
Decatur City AL Board of Education Special Tax	5.000	02/01/2040	Aa2	225,000	244,568
Etowah County AL Board of Education Capital Outlay Tax	5.000	09/01/2037	A+*	200,000	214,396
Jasper AL Warrants	5.000	03/01/2032	A2	450,000	494,505
Limestone County AL Board of Education	5.000	07/01/2033	AA*	255,000	281,775
Madison County AL Board of Education Capital Outlay	5.000	09/01/2031	Aa3	660,000	737,946
Marshall County AL Board of Education Special Tax School Warrants	4.000	03/01/2033	A2	250,000	256,623
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	AA-*	405,000	437,684
Opelika AL Warrants	5.000	11/01/2031	Aa2	150,000	161,877
Shelby County AL Board of Education Capital Outlay Warrants	5.000	02/01/2031	Aa2	615,000	652,046
Sumter County AL Limited Obligation School Warrants	5.100	02/01/2034	NR	100,000	100,244
Sumter County AL Limited Obligation School Warrants	5.200	02/01/2039	NR	95,000	95,199
Troy AL Public Educational Building Authority	5.250	12/01/2036	A2	30,000	31,565
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2036	Aa3	250,000	279,408
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2037	Aa3	250,000	278,638

					4,924,332
PREREFUNDED BONDS
15.12% of Net Assets
AL State Public School & College Authority Refinancing	5.000	05/01/2024	Aa1	125,000	127,208
Albertville AL Warrants	5.000	02/01/2035	AA*	110,000	111,136
Auburn University AL General Fee Revenue	5.000	06/01/2036	Aa2	150,000	161,374
Birmingham AL Waterworks Board Water Revenue	4.750	01/01/2036	Aa2	215,000	227,838
Fort Payne AL Waterworks Board Water Revenue	4.750	07/01/2034	AA-*	100,000	102,057
Jacksonville AL State University	5.125	12/01/2033	AA*	235,000	236,300
Jacksonville AL State University	5.125	12/01/2033	AA*	215,000	216,189
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	NR	155,000	170,539
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	NR	490,000	539,120
Muscle Shoals AL Utilities Board Water & Sewer	5.750	12/01/2033	NR	330,000	332,142
Muscle Shoals AL Utilities Board Water & Sewer	5.750	12/01/2033	AA-*	100,000	100,647
Opelika AL Water Board Revenue	5.000	06/01/2037	Aa3	250,000	258,543
Opelika AL Water Board Revenue	5.250	06/01/2036	Aa3	70,000	73,751
Phenix City AL Water & Sewer	5.000	08/15/2034	A3	75,000	76,946
Tallassee AL Water Gas & Sewer Warrants	5.125	05/01/2036	A2	65,000	68,051
Troy AL Public Educational Building Authority	5.250	12/01/2036	A2	195,000	207,858
Trussville AL Warrants	5.000	10/01/2039	NR	445,000	500,634
Tuscaloosa AL Warrants	5.000	10/15/2034	Aa1	175,000	176,376
Tuscaloosa AL Warrants	5.125	01/01/2039	Aa1	150,000	151,215

					3,837,924
PUBLIC FACILITIES REVENUE BONDS
13.20% of Net Assets
Anniston AL Public Building Authority	5.000%	03/01/2032	A2	400,000	421,928
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	52,348
Anniston AL Public Building Authority DHR Project	5.500	05/01/2033	AA-*	200,000	210,392
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	250,000	261,600
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2037	Aa2	400,000	447,132
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2038	Aa2	250,000	278,598
Boaz AL Warrants	4.000	02/01/2037	AA*	250,000	255,868
Lowndes County AL Warrants	5.250	02/01/2037	A2	250,000	261,348
Montgomery AL Warrants	5.000	02/01/2030	A1	300,000	310,956
Trussville AL Warrants	5.000	10/01/2039	Aa2	775,000	851,121

					3,351,291

SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds September 30, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.78% of Net Assets
Auburn University AL General Fee Revenue	4.000	06/01/2036	Aa2	$380,000	$393,714
Troy University AL Facilities Revenue	5.000	11/01/2028	A1	250,000	279,695
Troy University AL Facilities Revenue	4.000	11/01/2032	A1	300,000	310,878
Troy University AL Facilities Revenue	5.000	11/01/2037	A1	200,000	222,196
University AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	435,000	491,837
University of AL Birmingham	5.000	10/01/2037	Aa2	225,000	246,989
University of AL General Fee Revenue University of AL Huntsville	5.000	09/01/2037	Aa3	250,000	283,530

					2,228,839
REFUNDING BONDS
8.38% of Net Assets
Enterprise AL Warrants	4.500	11/01/2032	Aa3	115,000	121,821
Montgomery AL Warrants	5.000	06/15/2035	A1	500,000	561,540
Northport AL Warrants	5.000	08/01/2040	AA-*	735,000	800,863
Shelby County Alabama	4.000	08/15/2038	AA+*	250,000	253,820
Tuscaloosa AL Warrants	5.000	01/01/2032	Aa1	350,000	388,840

					2,126,884
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
7.89% of Net Assets
AL Incentives Financing Authority Special Obligation	5.000	09/01/2029	A*	125,000	128,383
Birmingham AL Warrants	4.000	12/01/2035	Aa2	250,000	256,863
Birmingham AL Warrants	5.000	12/01/2037	Aa2	250,000	282,073
Jasper AL Warrants	5.000	03/01/2031	A2	250,000	273,936
Madison AL Warrants	5.000	04/01/2035	Aa2	350,000	387,835
Mobile AL Refunding Warrants	5.000	02/15/2027	Aa2	335,000	339,104
Tuscaloosa AL Warrants	5.000	07/01/2034	Aa1	300,000	333,681

					2,001,875
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.18% of Net Assets
Chilton County AL Health Care Authority Chilton County Hospital	5.000	11/01/2035	B@	550,000	552,585

TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
1.02% of Net Assets
AL Federal Aid Highway Finance Authority	4.000	06/01/2037	Aa1	250,000	259,505

Total Investments 98.06% of Net Assets (cost $24,735,530) (See (a) below for further explanation)					$24,893,803

Other assets in excess of liabilities 1.94%					493,434

Net Assets 100%					$25,387,237

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $24,735,530 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$453,408
Unrealized depreciation	(295,135)

Net unrealized appreciation	$158,273

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

DUPREE MUTUAL FUNDS – ALABAMA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds September 30, 2018	UNAUDITED

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2018.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	24,893,803
Level 3	Significant Unobservable Inputs	—

$24,893,803

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special curcumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds September 30, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
27.45% of Net Assets
KY Association of Counties	4.000	02/01/2033	AA-*	$420,000	$435,154
KY Association of Counties	4.000	02/01/2034	AA-*	435,000	447,680
KY Association of Counties	4.000	02/01/2035	AA-*	460,000	470,562
KY Association of Counties	4.000	02/01/2035	AA-*	690,000	708,947
KY Association of Counties	4.000	02/01/2037	AA-*	745,000	759,535
KY Association of Counties	4.000	02/01/2038	AA-*	3,165,000	3,219,248
KY Association of Counties	4.000	02/01/2039	AA-*	1,000,000	1,013,200
KY Bond Corporation Finance Program	5.500	02/01/2031	AA-*	1,115,000	1,198,759
KY State Association of Counties Finance Corporation	5.000	02/01/2030	AA-*	100,000	104,488
KY State Association of Counties Finance Corporation	5.000	02/01/2032	AA-*	165,000	172,283
KY State Association of Counties Finance Corporation	5.000	02/01/2035	AA-*	120,000	124,878
KY State Property & Building #76	5.500	08/01/2021	A1	1,400,000	1,517,684
KY State Property & Building #93	5.250	02/01/2028	AA*	1,195,000	1,207,906
KY State Property & Building #93	5.250	02/01/2029	AA*	2,580,000	2,608,664
KY State Property & Building #98	5.000	08/01/2021	A1	2,505,000	2,623,887
KY State Property & Building #100	5.000	08/01/2026	A1	2,000,000	2,138,540
KY State Property & Building #100	5.000	08/01/2027	A1	1,710,000	1,828,452
KY State Property & Building #100	5.000	08/01/2028	A1	4,000,000	4,272,520
KY State Property & Building #100	5.000	08/01/2029	A1	2,500,000	2,671,050
KY State Property & Building #100	5.000	08/01/2030	A1	9,980,000	10,651,454
KY State Property & Building #100	5.000	08/01/2031	A1	5,100,000	5,433,030
KY State Property & Building #105	4.750	04/01/2031	A2	2,110,000	2,262,785
KY State Property & Building #105	4.750	04/01/2032	A2	2,205,000	2,360,805
KY State Property & Building #105	4.750	04/01/2033	A2	2,310,000	2,458,210
KY State Property & Building #106	5.000	10/01/2028	A1	2,030,000	2,235,355
KY State Property & Building #106	5.000	10/01/2029	A1	4,130,000	4,535,649
KY State Property & Building #106	5.000	10/01/2030	A1	7,165,000	7,805,909
KY State Property & Building #106	5.000	10/01/2031	A1	4,910,000	5,342,031
KY State Property & Building #106	5.000	10/01/2032	A1	6,275,000	6,812,015
KY State Property & Building #106	5.000	10/01/2033	A1	4,870,000	5,272,700
KY State Property & Building #108	5.000	08/01/2026	A1	955,000	1,074,824
KY State Property & Building #108	5.000	08/01/2028	A1	2,670,000	2,987,463
KY State Property & Building #108	5.000	08/01/2031	A1	8,290,000	9,205,382
KY State Property & Building #108	5.000	08/01/2032	A1	8,820,000	9,771,061
KY State Property & Building #108	5.000	08/01/2033	A1	5,270,000	5,797,527
KY State Property & Building #108	5.000	08/01/2034	A1	4,900,000	5,396,762
KY State Property & Building #108	5.000	08/01/2030	A1	5,000,000	5,558,600
KY State Property & Building #110	5.000	08/01/2029	A1	4,200,000	4,682,916
KY State Property & Building #110	5.000	08/01/2032	A1	1,515,000	1,676,408
KY State Property & Building #110	5.000	08/01/2033	A1	1,000,000	1,104,600
KY State Property & Building #110	5.000	08/01/2034	A1	1,900,000	2,091,406
KY State Property & Building #110	5.000	08/01/2035	A1	3,030,000	3,311,972
KY State Property & Building #112	5.000	02/01/2036	A1	7,920,000	8,581,558
KY State Property & Building #112	5.000	11/01/2028	A1	2,500,000	2,810,925
KY State Property & Building #112	5.000	02/01/2035	A1	8,325,000	9,048,276
KY State Property & Building #115	5.000	04/01/2033	A1	4,565,000	5,036,838
KY State Property & Building #115	5.000	04/01/2034	A1	13,975,000	15,344,131
KY State Property & Building #115	5.000	04/01/2036	A1	14,460,000	15,810,275
KY State Property & Building #115	5.000	04/01/2037	A1	5,000,000	5,440,300
KY State Property & Building #117	5.000	05/01/2031	A1	5,055,000	5,633,140
KY State Property & Building #117	5.000	05/01/2032	A1	3,680,000	4,080,678
KY State Property & Building #117	5.000	05/01/2033	A1	3,550,000	3,925,413
KY State Property & Building #117	5.000	05/01/2034	A1	5,825,000	6,418,335
KY State Property & Building #117	5.000	05/01/2035	A1	5,065,000	5,561,319
KY State Property & Building #117	5.000	05/01/2036	A1	5,275,000	5,771,533
KY State Property & Building #119	5.000	05/01/2034	A1	725,000	810,427
KY State Property & Building #119	5.000	05/01/2035	A1	10,000,000	11,058,300
KY State Property & Building #119	5.000	05/01/2036	A1	10,000,000	11,032,800
Lexington Fayette Urban County Government	5.000	01/01/2028	Aa2	820,000	930,930
Lexington Fayette Urban County Government	5.000	01/01/2029	Aa2	345,000	391,033
Lexington Fayette Urban County Government	5.000	01/01/2033	Aa2	1,685,000	1,893,300
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	B*	3,000,000	3,018,180

					257,949,992
SCHOOL IMPROVEMENT BONDS
13.59% of Net Assets
Bowling Green KY School District Finance Corporation	4.000	08/01/2034	A1	1,890,000	1,938,573
Bowling Green KY School District Finance Corporation	4.000	08/01/2035	A1	2,215,000	2,262,822
Bowling Green KY School District Finance Corporation	4.000	08/01/2036	A1	2,305,000	2,351,607
Bowling Green KY School District Finance Corporation	4.000	08/01/2037	A1	2,395,000	2,433,631
Bullitt County KY School District Finance Corporation	4.000	10/01/2035	A1	1,820,000	1,860,076
Bullitt County KY School District Finance Corporation	4.000	10/01/2036	A1	2,985,000	3,040,342
Bullitt County KY Schools District Finance Corporation	4.000	10/01/2037	A1	3,075,000	3,121,371
Fayette County KY School District Finance Corporation	5.000	06/01/2031	Aa3	3,705,000	3,945,084
Fayette County KY School District Finance Corporation	5.000	10/01/2028	Aa3	2,875,000	3,205,625
Fayette County KY School District Finance Corporation	5.000	10/01/2029	Aa3	3,660,000	4,071,823
Fayette County KY School District Finance Corporation	5.000	10/01/2032	Aa3	3,615,000	3,959,437
Fayette County KY School District Finance Corporation	5.000	10/01/2033	Aa3	4,385,000	4,813,546

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds September 30, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Fayette County KY School District Finance Corporation	4.750	11/01/2031	Aa3	$1,730,000	$1,881,289
Fayette County KY School District Finance Corporation	5.000	08/01/2028	Aa3	1,330,000	1,495,997
Fayette County KY School District Finance Corporation	5.000	08/01/2032	Aa3	10,600,000	11,811,898
Fayette County KY School District Finance Corporation	5.000	08/01/2034	Aa3	9,750,000	10,788,765
Jefferson County KY School District Finance Corporation	5.000	05/01/2032	Aa3	4,230,000	4,664,717
Jefferson County KY School District Finance Corporation	5.000	05/01/2033	Aa3	5,145,000	5,654,252
Jefferson County KY School District Finance Corporation	5.000	05/01/2034	Aa3	5,405,000	5,925,448
Jefferson County KY School District Finance Corporation	5.000	04/01/2030	Aa3	975,000	1,091,347
Jefferson County KY School District Finance Corporation	5.000	04/01/2031	Aa3	1,025,000	1,144,105
Jefferson County KY School District Finance Corporation	4.750	04/01/2034	Aa3	1,165,000	1,257,548
Jefferson County KY School District Finance Corporation	4.750	04/01/2035	Aa3	1,220,000	1,312,488
Jefferson County KY School District Finance Corporation	4.250	10/01/2037	Aa3	2,110,000	2,201,701
Kenton County KY School District Finance Corporation	4.000	04/01/2036	A1	1,210,000	1,243,759
Kenton County KY School District Finance Corporation	4.000	04/01/2037	A1	1,255,000	1,284,944
Kenton County KY School District Finance Corporation	4.000	04/01/2038	A1	1,300,000	1,328,925
Meade County KY School District Finance Corporation	4.000	06/01/2036	A1	2,215,000	2,270,885
Meade County KY School District Finance Corporation	4.000	06/01/2037	A1	2,255,000	2,302,784
Meade County KY School District Finance Corporation	4.000	06/01/2038	A1	2,400,000	2,444,400
Morgan County KY School District Finance Corporation	4.000	08/01/2029	A1	960,000	1,014,154
Oldham County KY School District Finance Corporation	4.000	10/01/2034	A1	1,560,000	1,605,271
Scott County KY School District Finance Corporation	4.500	01/01/2025	A1	4,890,000	5,405,406
Scott County KY School District Finance Corporation	4.000	02/01/2029	Aa3	5,040,000	5,438,563
Scott County KY School District Finance Corporation	4.000	06/01/2035	Aa3	1,440,000	1,480,219
Scott County KY School District Finance Corporation	4.000	06/01/2036	Aa3	1,500,000	1,539,870
Scott County KY School District Finance Corporation	4.000	10/01/2035	Aa3	2,235,000	2,293,579
Scott County KY School District Finance Corporation	4.000	10/01/2037	Aa3	2,415,000	2,461,465
Shelby County KY School District Finance Corporation	4.000	08/01/2037	Aa3	6,240,000	6,353,380
Shelby County KY School District Finance Corporation	4.000	08/01/2038	Aa3	3,000,000	3,042,270

					127,743,366
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
10.85% of Net Assets
Boyle County Centre College	5.000	06/01/2037	A3	2,865,000	3,119,126
KY State Property & Building #114	5.000	10/01/2032	Aa3	2,795,000	3,116,593
KY State Property & Building #114	5.000	10/01/2033	Aa3	2,940,000	3,260,842
KY State Property & Building #114	5.000	10/01/2034	Aa3	3,090,000	3,427,212
KY State Property & Building #114	5.000	10/01/2035	Aa3	1,945,000	2,145,782
KY State Property & Building #116	5.000	10/01/2035	Aa3	4,165,000	4,654,388
KY State Property & Building #116	5.000	10/01/2036	Aa3	2,725,000	3,036,250
Murray State University	5.000	03/01/2032	A1	2,220,000	2,473,546
University of Kentucky General Receipts	5.000	04/01/2036	Aa2	4,820,000	5,347,404
University of Kentucky Genera lReceipts	5.000	04/01/2037	Aa2	7,180,000	7,961,758
University of Kentucky General Receipts	5.000	04/01/2038	Aa2	7,395,000	8,176,356
University of Kentucky General Receipts	5.000	04/01/2030	Aa2	5,490,000	6,242,514
University of Kentucky General Receipts	4.000	10/01/2036	Aa2	16,160,000	16,743,538
University of Kentucky General Receipts	4.000	10/01/2038	Aa2	10,855,000	11,160,026
University of Kentucky Higher Educational	4.750	04/01/2034	Aa2	5,435,000	5,966,597
University of Louisville	4.500	03/01/2035	A1	5,600,000	5,972,512
University of Louisville General Receipts	5.000	09/01/2029	A3	2,280,000	2,449,792
University of Louisville General Receipts	5.000	09/01/2030	A3	440,000	472,120
University of Louisville General Receipts	5.000	09/01/2031	A3	2,580,000	2,769,862
Western KY University	4.000	09/01/2034	A1	575,000	587,535
Western KY University	4.000	09/01/2035	A1	595,000	606,738
Western KY University	4.000	09/01/2036	A1	620,000	630,100
Western KY University	5.000	05/01/2032	A1	1,500,000	1,615,170

					101,935,761
MUNICIPAL UTILITY REVENUE BONDS
10.76% of Net Assets
Cambell & Kenton County Sanitation District #1	4.000	08/01/2032	Aa3	6,100,000	6,384,077
Frankfort KY Electric & Water	4.750	12/01/2034	AA*	695,000	748,036
Frankfort KY Electric & Water	4.750	12/01/2035	AA*	725,000	779,071
Frankfort KY Electric & Water	4.750	12/01/2038	AA*	835,000	890,561
Frankfort KY Electric & Water	4.750	12/01/2036	AA*	760,000	813,618
Frankfort KY Electric & Water	4.750	12/01/2037	AA*	800,000	854,608
KY Rural Water Financing Corporation	5.375	02/01/2020	A+*	130,000	130,204
KY Rural Water Financing Corporation	4.500	02/01/2023	A+*	1,085,000	1,173,721
KY Rural Water Financing Corporation	4.500	02/01/2024	A+*	880,000	949,705
KY Rural Water Financing Corporation	5.125	02/01/2035	A+*	525,000	543,974
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	Aa3	1,175,000	1,215,796
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aa3	1,020,000	1,054,711
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2030	Aa3	3,120,000	3,318,058
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2037	Aa3	10,000,000	10,372,300
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	27,730,000	29,787,011
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2031	Aa3	2,465,000	2,712,412
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2033	Aa3	1,000,000	1,037,970
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2034	Aa3	2,230,000	2,426,129
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2035	Aa3	2,245,000	2,435,937
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2036	Aa3	2,795,000	3,024,637
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	4,595,000	5,158,898
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2035	Aa3	4,825,000	5,407,281

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds September 30, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Northern KY Water District	5.000	02/01/2033	Aa3	$3,580,000	$3,802,390
Northern KY Water District	5.000	02/01/2026	Aa3	1,000,000	1,083,320
Northern KY Water District	5.000	02/01/2027	Aa3	4,315,000	4,681,732
Owensboro KY Electric Light &Power	4.000	01/01/2031	A3	245,000	255,856
Owensboro KY Electric Light &Power	4.000	01/01/2033	A3	275,000	282,983
Owensboro KY Electric Light &Power	4.000	01/01/2034	A3	305,000	311,664
Owensboro KY Electric Light &Power	4.000	01/01/2035	A3	200,000	203,086
Owensboro KY Electric Light &Power	4.000	01/01/2036	A3	325,000	328,175
Owensboro KY Electric Light &Power	4.000	01/01/2037	A3	410,000	413,141
Owensboro KY Water Revenue	4.000	09/15/2034	A1	2,075,000	2,150,964
Owensboro KY Water Revenue	4.000	09/15/2035	A1	2,155,000	2,225,532
Owensboro KY Water Revenue	4.000	09/15/2037	A1	1,950,000	1,998,750
Owensboro KY Water Revenue	4.000	09/15/2039	A1	2,125,000	2,168,350

					101,124,658
PREREFUNDED BONDS
9.18% of Net Assets
Bracken County KY Public Property	5.000	08/01/2029	A1	840,000	906,352
Hardin County KY School District Finance Corporation	5.000	05/01/2030	A1	450,000	482,859
Hardin County KY School District Finance Corporation	5.000	05/01/2031	A1	470,000	504,319
Kenton County KY School District Finance Corporation	5.000	02/01/2029	A1	3,270,000	3,302,308
KY Development Finance Authority - St. Elizabeth	5.125	05/01/2029	NR	2,750,000	2,799,088
KY Development Finance Authority - St. Elizabeth	5.375	05/01/2034	NR	2,560,000	2,609,459
KY Development Finance Authority - St. Elizabeth	5.500	05/01/2039	NR	1,000,000	1,020,050
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2027	Aaa	2,500,000	2,596,375
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2028	Aaa	2,000,000	2,077,100
KY State Association of Counties Finance Corporation	5.000	02/01/2030	NR	525,000	551,276
KY State Association of Counties Finance Corporation	5.000	02/01/2032	NR	835,000	876,792
KY State Association of Counties Finance Corporation	5.000	02/01/2035	NR	875,000	918,794
KY State Property & Building #89	5.000	11/01/2026	A1	390,000	391,061
KY State Property & Building #90	5.375	11/01/2023	NR	1,060,000	1,063,180
KY State Property & Building #93	4.875	02/01/2028	AA*	440,000	444,268
KY State Property & Building #93	5.000	02/01/2029	AA*	445,000	449,521
KY State Property & Building #93	5.250	02/01/2029	AA*	12,260,000	12,397,435
KY State Property & Building #96	5.000	11/01/2029	A1	5,000,000	5,155,050
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa3	4,440,000	4,538,255
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa3	3,080,000	3,148,869
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	10,035,000	10,259,383
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa3	4,930,000	5,419,549
KY Turnpike Economic Development Road Revenue	5.000	07/01/2024	Aa3	1,500,000	1,648,950
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2035	NR	11,290,000	12,412,452
Louisville & Jefferson County Metropolitan Parking	5.000	12/01/2022	Aa3	625,000	646,356
Louisville & Jefferson County Metropolitan Parking	5.750	12/01/2034	Aa3	2,750,000	2,869,405
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	NR	1,690,000	1,746,362
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	NR	1,480,000	1,529,358
Shelby County KY School District Finance Corporation	5.000	02/01/2028	A1	500,000	505,080
Wolfe County KY Public Property	5.000	04/01/2030	A1	2,855,000	2,979,021

					86,248,327
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
8.07% of Net Assets
KY Asset Liability Commission Federal Highway	5.250	09/01/2019	A2	1,765,000	1,816,467
KY Asset Liability Commission Federal Highway	5.000	09/01/2021	A2	1,570,000	1,652,080
KY Asset Liability Commission Federal Highway	5.000	09/01/2022	A2	3,500,000	3,683,680
KY Asset Liability Commission Federal Highway	5.250	09/01/2025	A2	3,400,000	3,815,582
KY Asset Liability Commission Federal Highway	5.000	09/01/2027	A2	9,760,000	11,057,006
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	A2	1,315,000	1,477,311
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,765,000	2,007,352
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2036	Aa3	400,000	447,784
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2037	Aa3	500,000	557,325
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	5,165,000	5,541,218
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa3	1,845,000	1,978,357
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa3	1,465,000	1,598,842
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2031	Aa3	9,350,000	10,155,129
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	7,235,000	7,898,739
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	8,755,000	9,512,220
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2033	Aa3	5,000,000	5,493,650
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	4,000,000	4,549,880
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2034	Aa3	2,370,000	2,643,688

					75,886,310
REFUNDING BONDS
6.54% of Net Assets
KY State Property & Building #102	5.000	05/01/2024	Aa3	405,000	444,305
KY State Property & Building #104	5.000	11/01/2021	A2	2,085,000	2,242,981
KY State Property & Building #104	5.000	11/01/2022	A2	1,290,000	1,410,976
KY State Property & Building #108	5.000	08/01/2025	A1	2,690,000	3,034,616
KY State Property & Building #80	5.250	05/01/2020	A1	1,000,000	1,045,020
KY State Property & Building #83	5.250	10/01/2020	A1	24,220,000	25,589,883
KY State Property & Building #84	5.000	08/01/2019	A1	7,500,000	7,672,050
KY State Property & Building #84	5.000	08/01/2021	A1	310,000	332,091
KY State Property & Building #84	5.000	08/01/2022	A1	18,000,000	19,644,840

					61,416,762

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds September 30, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.23% of Net Assets
KY Development Corporation Hospital Facilities - St. Elizabeth	4.000	05/01/2032	AA*	$1,810,000	$1,875,938
KY Development Corporation Hospital Facilities - St. Elizabeth	4.000	05/01/2035	AA*	1,390,000	1,419,190
KY Development Corporation Hospital Facilities - St. Elizabeth	4.000	05/01/2036	AA*	1,200,000	1,222,008
KY Development Corporation Hospital Facilities - St. Elizabeth	5.000	05/01/2039	AA*	7,185,000	7,912,912
Lexington Fayette Urban County Government	5.250	06/01/2032	A1	1,500,000	1,602,930
Lexington Fayette Urban County Government Healthcare	5.250	06/01/2028	A1	1,000,000	1,070,960
Lexington-Fayette Urban County Government Public Facilities	5.000	06/01/2033	A1	5,260,000	5,568,604
Louisville & Jefferson County Norton Healthcare	5.500	10/01/2033	A-*	2,000,000	2,220,100
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2033	A-*	8,110,000	9,037,054
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2035	A-*	10,850,000	10,864,756
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2036	A-*	9,005,000	8,982,037
Warren County KY Hospital	5.000	04/01/2028	A+*	6,225,000	6,781,951

					58,558,440
PUBLIC FACILITIES REVENUE BONDS
5.14% of Net Assets
Bracken County KY Public Property	5.000	08/01/2030	A1	1,110,000	1,200,554
Franklin County KY Public Properties Justice Center	5.000	04/01/2029	A1	2,630,000	2,816,730
KY State Certificate of Participation	5.000	06/15/2034	A1	1,640,000	1,806,591
KY State Certificate of Participation	5.000	06/15/2038	A1	7,535,000	8,215,109
KY State Certificate of Participation	4.000	04/15/2030	A1	1,500,000	1,554,240
KY State Certificate of Participation	4.000	04/15/2031	A1	1,000,000	1,037,800
KY State Certificate of Participation	5.000	04/15/2038	A1	5,000,000	5,518,700
Laurel County General Obligation	4.000	05/01/2031	A2	1,295,000	1,363,298
Laurel County General Obligation	4.000	05/01/2034	A2	1,440,000	1,481,126
Laurel County General Obligation	4.000	05/01/2035	A2	1,495,000	1,534,363
Laurel County General Obligation	4.000	05/01/2036	A2	1,555,000	1,591,325
Laurel County General Obligation	4.000	05/01/2037	A2	1,620,000	1,648,269
Laurel County General Obligation	4.000	05/01/2038	A2	1,680,000	1,705,620
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2034	A2	1,450,000	1,477,796
Marshall County Library	4.000	06/01/2038	Aa3	1,060,000	1,088,917
Owensboro KY Public Property	4.500	04/01/2034	A2	1,165,000	1,202,070
River City, Inc. Parking Authority	4.750	06/01/2029	Aa3	1,160,000	1,254,726
River City, Inc. Parking Authority	4.750	06/01/2031	Aa3	1,270,000	1,368,527
River City, Inc. Parking Authority	5.000	06/01/2033	Aa3	1,395,000	1,520,885
River City, Inc. Parking Authority	4.750	06/01/2027	Aa3	750,000	815,700
River City, Inc. Parking Authority	4.750	06/01/2028	Aa3	940,000	1,019,768
River City, Inc. Parking Authority	4.750	06/01/2029	Aa3	980,000	1,060,027
River City, Inc. Parking Authority	4.750	06/01/2030	Aa3	1,025,000	1,105,914
River City, Inc. Parking Authority	5.000	06/01/2031	Aa3	1,080,000	1,181,412
River City, Inc. Parking Authority	5.000	06/01/2032	Aa3	1,130,000	1,233,519
Warren County KY Downtown Economic Development Authority	5.000	06/01/2038	AA-*	2,345,000	2,508,705

					48,311,691
AIRPORT REVENUE BONDS
1.10% of Net Assets
Kenton County Airport	5.000	01/01/2031	A2	425,000	471,274
Kenton County Airport	5.000	01/01/2032	A2	750,000	831,660
Kenton County Airport	5.000	01/01/2033	A2	1,210,000	1,340,099
Lexington Fayette Urban County Airport Board	5.000	07/01/2030	Aa2	1,250,000	1,368,913
Lexington Fayette Urban County Airport Board	5.000	07/01/2032	Aa2	1,430,000	1,561,732
Lexington Fayette Urban County Airport Board	5.000	07/01/2033	Aa2	1,520,000	1,658,305
Lexington Fayette Urban County Airport Board	5.000	07/01/2038	Aa2	1,720,000	1,858,494
Lexington Fayette Urban County Airport Board	5.000	07/01/2028	Aa2	1,170,000	1,283,958

					10,374,435
AD VALOREM PROPERTY BONDS
.13% of Net Assets
Warren County General Obligation	4.000	06/01/2035	Aa2	1,175,000	1,218,581

STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
.13% of Net Assets
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100	01/01/2024	Baa2	235,000	235,557
KY Housing Corporation Country Place Apartments	4.750	04/20/2031	AA+*	935,000	959,469

					1,195,026
Total Investments 99.17% of Net Assets (cost $923,737,904) (See (a) below for further explanation)					$931,963,349

Other assets in excess of liabilities 0.83%					7,841,394

Net Assets 100%					$939,804,743

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds September 30, 2018	UNAUDITED

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $923,736,229 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	16,164,922
Unrealized depreciation	(7,937,802)

Net unrealized appreciation	8,227,120

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.
Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2018.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	931,963,349
Level 3	Significant Unobservable Inputs	—

931,963,349

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special curcumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds September 30, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
21.39% of Net Assets
KY State Property & Building #93	5.250%	02/01/2021	AA*	$25,000	$25,272
KY State Property & Building #100	5.000	08/01/2024	A1	750,000	802,590
KY State Property & Building #100	5.000	08/01/2025	A1	500,000	534,635
KY State Property & Building #106	5.000	10/01/2021	A1	750,000	805,140
KY State Property & Building #106	5.000	10/01/2023	A1	540,000	598,617
KY State Property & Building #106	5.000	10/01/2024	A1	750,000	831,083
KY State Property & Building #106	5.000	10/01/2025	A1	2,365,000	2,618,221
KY State Property & Building #106	5.000	10/01/2026	A1	1,000,000	1,104,110
KY State Property & Building #108	5.000	08/01/2023	A1	2,000,000	2,209,300
KY State Property & Building #108	5.000	08/01/2028	A1	755,000	844,770
KY State Property & Building #108	5.000	08/01/2023	A1	875,000	966,569
KY State Property & Building #110	5.000	08/01/2023	A1	1,750,000	1,933,135

					13,273,442
SCHOOL IMPROVEMENT BONDS
20.54% of Net Assets
Barren County KY School District Finance Corporation	5.000	08/01/2022	A1	1,055,000	1,155,869
Barren County KY School District Finance Corporation	5.000	08/01/2023	A1	500,000	558,830
Bowling Green KY Independent School District Finance Corporation	5.000	08/01/2027	A1	695,000	786,789
Bullitt County KY School District Finance Corporation	5.000	09/01/2022	A1	300,000	328,221
Fayette County KY School District Finance Corporation	5.000	08/01/2023	Aa3	1,000,000	1,110,410
Fayette County KY School District Finance Corporation	4.000	06/01/2022	Aa3	1,000,000	1,041,450
Fayette County KY School District Finance Corporation	5.000	06/01/2023	Aa3	500,000	553,880
Hardin County KY School District	5.000	03/01/2023	A1	770,000	849,472
Jefferson County KY School District Finance Corporation	4.000	12/01/2023	Aa3	1,000,000	1,072,360
Jessamine County KY School District Finance Corporation	5.000	02/01/2023	A1	575,000	634,524
Johnson County KY School District Finance Corporation	3.000	12/01/2019	A1	180,000	181,219
Laurel County KY School District Finance Corporation	4.000	06/01/2022	A1	890,000	934,651
Laurel County KY School District Finance Corporation	4.000	06/01/2024	A1	465,000	490,826
Pendleton County KY School District Finance Corporation	4.000	02/01/2020	A1	450,000	450,680
Pike County School District Finance Corporation	5.000	08/01/2024	A1	250,000	281,160
Pike County School District Finance Corporation	5.000	08/01/2025	A1	200,000	227,616
Pike County School District Finance Corporation	5.000	02/01/2025	A1	900,000	1,018,197
Pike County School District Finance Corporation	4.000	02/01/2028	A1	295,000	312,502
Warren County KY School District Finance Corporation	4.000	06/01/2022	A1	725,000	763,460

					12,752,116
PUBLIC FACILITIES REVENUE BONDS
13.74% of Net Assets
KY State Certificate of Participation	4.000	06/15/2022	A1	1,000,000	1,053,220
KY State Certificate of Participation	4.000	06/15/2023	A1	940,000	998,430
KY State Certificate of Participation	4.000	06/15/2024	A1	300,000	319,857
KY State Property & Building #109	5.000	10/01/2022	A1	1,000,000	1,091,190
Laurel County KY Justice Center	5.000	03/01/2023	A1	600,000	657,444
Lexington Fayette Urban County Government - Court Facilities	5.000	10/01/2024	A1	700,000	789,159
Livingston County KY Public Properties	5.000	08/01/2022	A1	500,000	543,395
Livingston County KY Public Properties	5.000	08/01/2023	A1	525,000	578,939
Livingston County KY Public Properties	5.000	08/01/2024	A1	555,000	620,357
River City Parking Authority	5.000	12/01/2024	Aa3	340,000	385,019
Todd County KY Public Properties Court House	3.250	06/01/2019	A1	100,000	100,651
Warren County KY Justice Center Expansion Corporation	5.000	09/01/2023	A1	1,250,000	1,390,263

					8,527,924
TURNPIKES/TOLLROAD/HIGHWAY BONDS
9.65% of Net Assets
KY Asset Liability Commission Federal Highway	5.000	09/01/2024	A2	500,000	563,445
KY Asset Liability Commission Federal Highway	5.250	09/01/2025	A2	675,000	757,505
KY Asset Liability Commission Federal Highway	5.000	09/01/2026	A2	2,015,000	2,262,462
KY Asset Liability Project Notes	4.000	09/01/2023	A2	250,000	266,198
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2024	Aa3	1,175,000	1,328,220
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa3	700,000	811,986

					5,989,816
REFUNDING BONDS
9.38% of Net Assets
KY State Property & Building #83	5.000	10/01/2019	A1	1,750,000	1,797,705
KY State Property & Building #84	5.000	08/01/2019	A1	1,000,000	1,022,940
KY State Property & Building #101	5.000	10/01/2019	A1	1,050,000	1,079,159
KY State Property & Building #104	5.000	11/01/2021	A2	1,000,000	1,075,770
KY State Property & Building #108	5.000	08/01/2022	A1	200,000	217,664
KY State Property & Building #112	5.000	11/01/2026	A1	555,000	630,364

					5,823,602

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds September 30, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.06% of Net Assets
KY State Property & Building #114	5.000%	10/01/2024	Aa3	$1,415,000	$1,584,390
University of Kentucky General Receipts	4.000	04/01/2028	Aa2	750,000	795,247
University of Louisville	5.000	03/01/2024	A1	350,000	390,551
University of Louisville	5.000	03/01/2024	A1	2,000,000	2,231,720

					5,001,908
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.03% of Net Assets
KY Asset Liability Commission General Receipts	4.000	10/01/2018	Aa2	105,000	105,008
Lexington-Fayette Urban County Government	5.000	06/01/2024	A1	2,800,000	2,987,432
Warren County Hospital	4.000	04/01/2020	A+*	105,000	106,708
Warren County Hospital	5.000	04/01/2023	A+*	500,000	543,415

					3,742,563
MUNICIPAL UTILITY REVENUE BONDS
5.41% of Net Assets
Campbell & Kenton Counties Sanitation District #1	4.000	08/01/2031	Aa3	1,000,000	1,054,350
Frankfort Electric & Water	4.000	12/01/2023	AA*	440,000	470,514
KY Rural Water Finance Corporation	4.500	08/01/2021	A+*	100,000	100,095
Lexington Fayette Urban County Government	4.000	09/01/2027	Aa2	435,000	463,801
Northern KY Water	5.000	02/01/2026	Aa3	815,000	906,166
Owensboro KY Electric Light & Power	5.000	01/01/2024	A2	350,000	362,264

					3,357,190
PREREFUNDED BONDS
3.26% of Net Assets
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2025	Aaa	175,000	191,231
KY Turnpike Ecomonic Development Road Revenue	5.000	07/01/2024	Aa3	1,000,000	1,076,460
KY Turnpike Economic Development Road Revenue	5.000	07/01/2023	Aa3	600,000	659,580
KY Turnpike Economic Development Road Revenue	5.000	07/01/2024	Aa3	85,000	93,441

					2,020,712
AIRPORT REVENUE BONDS
0.91% of Net Assets
Kenton County Airport	5.000	01/01/2026	A2	500,000	566,860

Total Investments 98.37% of Net Assets (cost $61,484,414) (See (a) below for further explanation)					$61,056,133

Other assets in excess of liabilities 1.63%					1,014,543

Net Assets 100%					$62,070,676

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $61,484,414 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	172,961
Unrealized depreciation	(601,242)

Net unrealized depreciation	(428,281)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.
Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds September 30, 2018	UNAUDITED

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2018.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	61,056,133
Level 3	Significant Unobservable Inputs	—

61,056,133

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special curcumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS – MISSISSIPPI TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Mississippi Municipal Bonds September 30, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
37.39% of Net Assets
Alcorn State University Educational Building	5.125%	09/01/2034	Aa2	$95,000	$97,706
Jackson State University Educational Building	5.000	03/01/2034	Aa2	175,000	182,336
MS Development Bank Special Obligation Canton	5.750	10/01/2031	A2	370,000	407,692
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*	50,000	52,885
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*	305,000	322,657
MS Development Bank Special Obligation Hinds College	5.000	10/01/2026	A1	85,000	87,550
MS Development Bank Special Obligation Hinds College	5.125	10/01/2028	A1	100,000	103,124
MS Development Bank Special Obligation Hinds College	5.375	10/01/2033	A1	60,000	62,024
MS Development Bank Special Obligation Hinds College	5.000	04/01/2036	A2	250,000	268,133
MS Development Bank Special Obligation Jones County Junior College	5.000	03/01/2033	AA*	25,000	25,324
MS Development Bank Special Obligation Jones County Junior College	5.125	03/01/2039	AA*	45,000	45,607
MS Development Bank Special Obligation Jones County Rest Home	5.250	04/01/2028	A2	120,000	129,281
MS Development Bank Special Obligation Lowndes County	5.125	12/01/2027	AA*	135,000	143,664
MS Development Bank Special Obligation Marshall County	5.000	01/01/2028	Aa3	200,000	218,036
MS State Capital Improvement Projects	5.000	10/01/2029	Aa2	145,000	157,196
MS State Capital Improvement Projects	5.000	10/01/2036	Aa2	280,000	303,551
MS State University Educational Building Corporation Revenue	5.250	08/01/2033	Aa2	50,000	51,365
MS State University Educational Building Corporation Revenue	5.000	08/01/2036	Aa2	175,000	189,126
MS State University Educational Building Corporation Revenue	5.250	08/01/2038	Aa2	300,000	341,057
Southern Mississippi Educational Building Corporation	5.000	03/01/2038	Aa2	600,000	670,456
University of Mississippi Educational Building Corporation	5.000	10/01/2028	Aa2	200,000	216,458

					4,075,228
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
19.19% of Net Assets
Jackson State University Educational Building	5.000	03/01/2034	Aa2	440,000	488,083
Mississippi State University Educational Building	5.000	11/01/2032	Aa2	125,000	140,860
MS Development Bank Special Obligation Gulf Coast Community Project	4.000	12/01/2034	AA-*	300,000	308,634
MS State University Educational Building Corporation Revenue	5.000	08/01/2033	Aa2	225,000	256,895
MS State University Educational Building Corporation Revenue	4.000	08/01/2036	Aa2	250,000	257,888
University of Mississippi Educational Building Corporation	5.000	10/01/2031	Aa2	205,000	233,526
University Southern MS Educational Building Corporation	5.000	09/01/2033	Aa2	360,000	406,919

					2,092,805
MUNICIPAL UTILITY REVENUE BONDS
12.54% of Net Assets
MS Development Bank Special Obligation Hattiesburg Water & Sewer	4.750	12/01/2038	AA*	700,000	747,208
MS Development Bank Special Obligation Jackson Water & Sewer	4.500	09/01/2034	A2	100,000	103,035
MS Development Bank Special Obligation Jackson Water & Sewer	6.875	12/01/2040	A3	250,000	296,365
MS Development Bank Special Obligation Tupelo	5.000	05/01/2033	Aa2	150,000	167,210
MS Development Bank Special Obligation West Jackson County Utility District	5.000	12/01/2033	A*	50,000	54,061

					1,367,879
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
8.62% of Net Assets
MS Development Bank Desoto County Highway	5.000	01/01/2030	Aa3	100,000	108,560
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2025	Aa3	200,000	226,070
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2029	Aa3	300,000	340,068
MS Development Bank Special Obligation Highway Construction	4.000	01/01/2030	Aa3	175,000	182,497
MS Development Bank Special Obligation Marshall County	5.000	01/01/2030	Aa3	75,000	83,317

					940,512
PUBLIC FACILITIES REVENUE BONDS
8.29% of Net Assets
MS Development Bank Special Obligation Brandon Public Improvement	5.000	11/01/2033	Aa3	150,000	167,115
MS Development Bank Special Obligation Brandon Public Improvement	4.000	08/01/2033	AA*	300,000	312,078
MS Development Bank Special Obligation Brandon Public Improvement	4.000	08/01/2035	AA*	150,000	154,892
MS Development Bank Special Obligation Hinds County	4.000	11/01/2035	Aa3	100,000	102,450
MS Development Bank Special Obligation Meridian Arts Center	5.000	03/01/2034	A2	150,000	167,450

					903,985
REFUNDING BONDS
4.82% of Net Assets
MS State Refunding	5.250	11/01/2019	Aa2	50,000	51,756
MS State Refunding	5.000	10/01/2033	Aa2	150,000	173,016
MS State Refunding	4.000	10/01/2036	Aa2	290,000	301,119

					525,891
SCHOOL IMPROVEMENT BONDS
4.77% of Net Assets
MS Development Bank Special Obligation Canton School District	5.000	12/01/2033	A1	100,000	111,862
MS Development Bank Special Obligation Jackson Schools	5.000	04/01/2028	A+*	375,000	408,551

					520,413
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.98% of Net Assets
Medical Center Educational Building Corporation - University of Mississippi	5.000	06/01/2034	Aa2	100,000	102,128
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aa2	105,000	113,918

					216,046

DUPREE MUTUAL FUNDS – MISSISSIPPI TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Mississippi Municipal Bonds September 30, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
1.26% of Net Assets
Mississippi State Gaming Tax Revenue	5.000	10/15/2035	A3	125,000	137,274

Total Investments 98.86% of Net Assets (cost $10,563,215) (See (a) below for further explanation)					$10,780,033

Other assets in excess of liabilities 1.14%					124,465

Net Assets 100%					$10,904,498

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $10,563,135 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$272,220
Unrealized depreciation	(55,322)

Net unrealized appreciation	$216,898

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2018.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,780,033
Level 3	Significant Unobservable Inputs	—

$10,780,033

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special curcumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds September 30, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
17.74’% of Net Assets
Iredell County NC Community College	5.000%	04/01/2026	Aa1	$225,000	$225,554
Iredell County NC Community College	5.000	04/01/2027	Aa1	325,000	325,787
NC State Capital Facilities Davidson College	5.000	03/01/2032	AA+*	310,000	336,982
NC State Capital Facilities Duke University	5.000	10/01/2041	Aa1	2,000,000	2,237,720
NC State Capital Facilities Finance Agency Davidson College	4.750	03/01/2035	AA+*	1,000,000	1,066,280
NC State University at Raleigh	5.000	10/01/2042	Aa1	750,000	825,135
Scotland County NC	5.000	12/01/2033	A*	250,000	285,950
University of NC at Charlotte Board of Governors	4.000	10/01/2037	Aa3	750,000	777,000
University of NC at Charlotte Board of Governors	5.000	10/01/2042	Aa3	250,000	280,815
University of NC Charlotte	5.000	04/01/2035	Aa3	595,000	662,675
University of NC Charlotte	4.000	10/01/2035	Aa3	250,000	260,765
University of NC Charlotte	4.000	10/01/2036	Aa3	250,000	259,783
University of NC Charlotte	5.000	04/01/2038	Aa3	1,000,000	1,105,660
University of NC Charlotte	5.000	04/01/2043	Aa3	1,500,000	1,651,275
University of NC Charlotte	5.000	04/01/2040	Aa3	2,650,000	2,952,948
University of NC Greensboro	5.000	04/01/2033	Aa3	900,000	1,006,263
University of NC Greensboro	4.000	04/01/2035	Aa3	750,000	781,958
University of NC Greensboro	4.000	04/01/2036	Aa3	500,000	518,840
University of NC Greensboro	5.000	04/01/2038	Aa3	425,000	483,552
University of NC Greensboro	5.000	04/01/2039	Aa3	2,870,000	3,168,624
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A1	550,000	614,306
University of NC Wilmington Limited Obligation	4.000	06/01/2034	A1	500,000	517,700
University of North Carolina	5.000	10/01/2033	A1	30,000	30,029
Western Carolina University	5.000	10/01/2035	Aa3	1,000,000	1,147,440
Western Carolina University	5.000	10/01/2045	Aa3	825,000	918,660

					22,441,701
PREREFUNDED BONDS
15.08% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	01/01/2029	Aa2	750,000	755,895
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2031	Aa3	265,000	290,390
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2032	Aa3	100,000	109,581
Johnston County NC Installment Financing Contract	5.000	10/15/2027	Aa2	570,000	603,653
Mecklenburg County NC Certificates of Participation	5.000	02/01/2028	Aa1	415,000	419,362
Moore County NC	5.000	06/01/2031	Aa3	2,750,000	2,884,695
Nash County NC Limited Obligation	5.000	10/01/2030	Aa4	1,640,000	1,733,054
NC Capital Facilities Financial Agency Education Duke University	5.000	10/01/2038	Aa1	500,000	507,625
NC Capital FacilitIes Financial Agency Education Wake Forest	5.000	01/01/2031	Aa3	500,000	504,110
NC Eastern Municipal Power Agency	6.000	01/01/2025	AAA@	1,150,000	1,391,431
NC Eastern Municipal Power Agency	6.000	01/01/2026	AAA@	275,000	308,781
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	AAA@	1,465,000	1,476,515
NC State Medical Care Commission Health Care Facilities	5.000	06/01/2034	Aa2	1,670,000	1,703,600
Orange County NC Public Facilities Company Limited Obligation	4.750	10/01/2032	Aa1	750,000	824,205
Pitt County NC Limited Obligation	5.000	04/01/2035	Aa2	105,000	109,657
University of NC Charlotte	5.000	04/01/2031	Aa3	750,000	821,595
University of NC Greensboro	5.000	04/01/2031	Aa3	500,000	548,795
University of NC Greensboro	5.000	04/01/2036	Aa3	500,000	548,795
University of NC System Pool Revenue	5.000	10/01/2034	Aa2	1,950,000	2,006,921
Wake County NC Limited Obligation	5.000	06/01/2032	Aa1	1,500,000	1,530,583

					19,079,243
HOSPITAL AND HEALTHCARE REVENUE BONDS
12.09% of Net Assets
Charlotte Mecklenburg NC Hospital Healthcare System	5.250	01/15/2039	Aa3	750,000	757,065
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa3	1,500,000	1,626,345
NC State Medical Care Commission Duke University Health	5.000	06/01/2035	Aa2	500,000	543,430
NC State Medical Care Commission Health Care Facilities Mission Health	5.000	10/01/2036	Aa3	3,045,000	3,102,642
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2030	A2	500,000	522,410
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2033	A2	750,000	829,508
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2036	A1	1,000,000	1,069,420
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2040	A1	1,385,000	1,499,927
NC State Medical Care Commission Health Care Facilities Wake Medical	5.000	10/01/2038	A2	200,000	215,470
NC State Medical Care Commission Health Care Facilities Wake Medical	5.000	10/01/2031	A2	1,000,000	1,092,790
NC State Medical Care Commission Hospital Revenue NC Baptist Hospital	5.000	06/01/2034	A2	1,225,000	1,283,139
NC State Medical Care Commission Hospital Revenue NC Baptist Hospital	5.250	06/01/2029	A2	645,000	678,579
NC State Medical Care Commission Hospital Revenue NC Baptist Hospital	4.750	06/01/2030	A2	405,000	420,790
NC State Medical Care Commission Wake Forest Baptist Hospital	5.000	12/01/2033	A2	1,000,000	1,090,610
New Hanover County NC Hospital Revenue New Hanover Regional Medical Center	5.000	10/01/2034	A1	500,000	563,280

					15,295,405

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds September 30, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
11.94% of Net Assets
Brunswick County NC Limited Obligation	5.000%	06/01/2030	Aa3	$250,000	$282,290
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa3	250,000	281,643
Cabarrus County NC	4.000	06/01/2034	Aa2	795,000	831,761
Cabarrus County NC Limited Obligation	5.000	04/01/2035	Aa2	1,435,000	1,619,455
Cabarrus County NC Limited Obligation	4.000	06/01/2035	Aa2	1,500,000	1,560,195
Davidson County NC Limited Obligation	5.000	06/01/2032	Aa3	500,000	570,290
Duplin County NC Limited Obligation	5.000	04/01/2032	A2	750,000	842,130
Duplin County NC Limited Obligation	5.000	04/01/2034	A2	865,000	964,527
Henderson County NC Limited Obligation	4.000	06/01/2034	Aa3	200,000	209,648
Onslow County NC Limited Obligation	5.000	06/01/2033	Aa3	500,000	563,935
Pitt County NC Limited Obligation	4.000	04/01/2031	Aa2	500,000	529,875
Pitt County NC Limited Obligation	4.000	04/01/2034	Aa2	550,000	569,837
Sampson County NC Limited Obligation	5.000	12/01/2033	A1	1,975,000	2,221,421
Sampson County NC Limited Obligation	5.000	09/01/2040	A1	750,000	834,975
Scotland County NC	4.500	12/01/2036	A*	1,170,000	1,270,433
Wayne County NC	4.000	06/01/2034	Aa3	1,500,000	1,564,770
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1	350,000	392,945

					15,110,130
MUNICIPAL UTILITY REVENUE BONDS
10.99% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2031	Aa3	500,000	562,185
Buncombe County NC Metropolitan Sewerage District	5.000	07/01/2039	Aaa	550,000	612,986
Cary NC Combined Enterprise System Revenue	4.000	12/01/2042	Aaa	750,000	772,643
Concord NC Utilities System Revenue	4.500	12/01/2034	Aa2	1,000,000	1,087,100
Fuquay-Varina NC Combined Utilities Revenue	5.000	04/01/2040	Aa2	1,000,000	1,115,760
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2034	Aa2	570,000	636,263
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2035	Aa2	250,000	278,273
High Point NC Combined Enterprise	5.000	11/01/2039	Aa2	750,000	836,903
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,239,309
Mooresville NC Limited Obligation	5.000	11/01/2031	AA-*	1,250,000	1,413,650
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	A*	500,000	569,850
NC Municipal Power Agency #1 Catawba Electric Revenue	4.750	01/01/2030	A2	80,000	80,535
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	A2	730,000	735,490
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2031	A2	500,000	538,700
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2032	A*	500,000	562,685
Sampson County NC Water & Sewer District	5.000	06/01/2037	A1	920,000	1,020,528
Wake County NC Industrial Facilities & Pollution Control Duke Energy	4.000	06/01/2041	Aa3	1,160,000	1,175,763
Wilmington NC Storm Water Fee Revenue	5.000	06/01/2028	AA+*	115,000	115,606
Wilmington NC Storm Water Revenue	5.000	06/01/2035	Aa2	500,000	557,185

					13,911,414
REFUNDING BONDS
10.08% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2035	Aa1	1,000,000	1,120,130
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa1	1,455,000	1,458,390
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa1	775,000	776,798
Charlotte NC Certificates of Participation	5.000	06/01/2033	Aa1	840,000	928,175
Charlotte NC Certificates of Participation	5.000	06/01/2034	Aa1	750,000	843,473
Chatham County NC	5.000	11/01/2032	Aa2	825,000	940,418
Dare County NC Limited Obligation Refunding	5.000	06/01/2029	Aa3	100,000	108,833
Durham Capital Financing Corporation Limited Obligation	5.000	06/01/2034	Aa1	500,000	552,020
Monroe NC Limited Obligation	5.000	03/01/2039	Aa3	1,250,000	1,381,962
New Hanover County NC Limited Obligation	5.000	12/01/2027	Aa1	505,000	557,273
Pitt County NC Certificates of Participation	5.000	04/01/2027	Aa2	500,000	544,900
Rockingham County NC Limited Obligation	5.000	04/01/2027	Aa3	250,000	283,790
Rockingham County NC Limited Obligation	4.500	04/01/2032	Aa3	500,000	541,275
Sampson County NC Limited Obligation	4.000	09/01/2036	A1	1,000,000	1,027,200
Sampson County NC Limited Obligation	4.000	09/01/2037	A1	500,000	511,685
Thomasville NC Combined Enterprise System Revenue	4.750	05/01/2028	A1	435,000	465,167
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa1	125,000	143,236
Wake County NC Limited Obligation	5.000	12/01/2035	Aa1	500,000	572,390

					12,757,115
PUBLIC FACILITIES REVENUE BONDS
6.43% of Net Assets
Charlotte NC Certificates of Participation Convention Facilities	5.000	06/01/2034	Aa2	900,000	917,802
Durham NC Limited Obligation	4.000	04/01/2036	Aa1	1,000,000	1,041,790
Forsyth County NC Limited Tax	5.000	04/01/2031	Aa1	335,000	365,200
Henderson County NC Limited Obligation	5.000	10/01/2030	Aa3	250,000	283,248
Henderson County NC Limited Obligation	5.000	10/01/2031	Aa3	500,000	565,145
Kannapolis NC Limited Obligation	5.000	04/01/2032	Aa3	500,000	555,520
Onslow County NC Limited Obligation	5.000	06/01/2032	Aa3	500,000	566,205
Raleigh NC Limited Obligation	5.000	10/01/2038	Aa1	500,000	550,090
Raleigh NC Limited Obligation	5.000	10/01/2034	Aa1	1,420,000	1,593,325
Watauga NC Public Facilities Corporation Limited Obligation	5.000	06/01/2027	Aa3	750,000	817,628
Winston Salem NC Limited Obligation	5.000	06/01/2031	Aa1	800,000	883,232

					8,139,185

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds September 30, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
AIRPORT REVENUE BONDS
5.20% of Net Assets
Charlotte NC Airport Revenue	5.000%	07/01/2036	Aa3	$250,000	$284,943
Charlotte NC Airport Revenue	4.000	07/01/2036	Aa3	500,000	520,615
Charlotte NC Airport Revenue	5.000	07/01/2037	Aa3	700,000	796,117
Charlotte NC Airport Revenue	5.000	07/01/2042	Aa3	1,325,000	1,496,137
Charlotte NC Douglas International Airport	5.000	07/01/2030	Aa3	1,095,000	1,229,674
Raleigh Durham NC Airport	5.000	05/01/2029	Aa3	235,000	245,798
Raleigh Durham NC Airport	5.000	05/01/2032	Aa3	440,000	460,002
Raleigh Durham NC Airport	5.000	05/01/2036	Aa3	1,480,000	1,543,729

					6,577,015
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.69% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2030	Aa1	250,000	273,925
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa1	250,000	272,725
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	1,100,000	1,226,730
Buncombe County NC Limited Obligation	5.000	06/01/2033	Aa1	600,000	675,558
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	365,000	409,786
Charlotte NC Certificates of Participation	5.000	12/01/2029	Aa1	340,000	368,485
Johnston County NC Limited Obligation	4.750	06/01/2033	Aa2	500,000	541,515
Rocky Mount NC Special Obligation	4.500	05/01/2032	Aa3	1,500,000	1,629,420
Winston Salem NC Limited Obligation	4.500	06/01/2034	Aa1	500,000	538,310

					5,936,454
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
2.19% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee	5.000	03/01/2030	A2	200,000	224,954
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2029	Aa1	500,000	538,785
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2031	Aa1	1,385,000	1,490,509
NC State Turnpike Authority Triangle Expressway	4.000	01/01/2039	Aa1	500,000	518,800

					2,773,048
LEASE REVENUE BONDS
1.33% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa1	1,500,000	1,680,345

ESCROWED TO MATURITY BONDS
.81% of Net Assets
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	915,000	1,026,173

Total Investments 98.57% of Net Assets (cost $123,992,749) (See (a) below for further explanation)					$124,727,228

Other assets in excess of liabilities 1.43%					1,811,834

Net Assets 100%					$126,539,062

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $123,992,749 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,953,873
Unrealized depreciation	(1,219,394)

Net unrealized appreciation	$734,479

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.
Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2018.

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds September 30, 2018	UNAUDITED

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	124,727,228
Level 3	Significant Unobservable Inputs	—

$124,727,228

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special curcumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds September 30, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
23.01% of Net Assets
Bertie County Limited Obligation	4.000%	06/01/2022	A1	$200,000	$210,898
Cabarrus County NC Certificates of Participation	5.000	04/01/2021	AA*	150,000	156,608
Charlotte NC Certificates of Participation	4.000	06/01/2022	Aa1	125,000	133,081
Charlotte NC Certificates of Participation	5.000	06/01/2023	Aa1	625,000	700,844
Charlotte NC Certificates of Participation	5.000	12/01/2024	Aa2	250,000	286,318
Charlotte NC Certificates of Participation	4.000	06/01/2025	Aa1	300,000	320,004
Charlotte NC Certificates of Participation	5.000	12/01/2025	Aa2	100,000	116,110
Cumberland County NC Certificates of Participation	3.500	12/01/2020	Aa2	185,000	187,986
Dare County NC Limited Obligation	4.000	06/01/2019	Aa3	100,000	101,352
Dare County NC Limited Obligation	5.000	06/01/2024	Aa3	335,000	366,564
Durham NC Refunding	5.000	09/01/2022	Aaa	125,000	138,339
Jacksonville Public Facilities Corp Limited Obligation	5.000	04/01/2025	Aa3	100,000	114,865
Johnston County NC Limited Obligation	5.000	06/01/2029	Aa2	350,000	390,520
Pender County NC Limited Obligation	3.000	06/01/2019	Aa3	220,000	221,506
Raleigh NC Limited Obligation Refunding	5.000	10/01/2023	Aa2	250,000	281,633
Richmond County NC Limited Obligation Refunding	4.000	04/01/2019	A1	225,000	227,174
Rockingham County NC Limited Obligation	4.000	04/01/2024	Aa3	105,000	112,387
Rockingham County NC Limited Obligation	5.000	04/01/2023	Aa3	250,000	278,410
Sampson County NC Limited Obligation	5.000	12/01/2023	A1	165,000	185,584
Sampson County NC Limited Obligation	5.000	09/01/2024	A1	125,000	141,961
Sampson County NC Limited Obligation	5.000	09/01/2025	A1	125,000	143,556
Sampson County NC Limited Obligation	5.000	09/01/2026	A1	210,000	243,275
Warren County NC Limited Obligation	5.000	06/01/2023	A1	100,000	111,149

					5,170,124
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
16.61% of Net Assets
Appalachian NC State University	5.000	10/01/2025	Aa3	235,000	271,410
East Carolina University	5.000	10/01/2027	Aa2	250,000	290,500
Pitt County NC Limited Obligation	5.000	04/01/2027	Aa2	495,000	576,111
University of NC Charlotte	5.000	04/01/2028	Aa3	250,000	285,550
University of NC Charlotte	5.000	10/01/2025	Aa3	110,000	126,966
University of NC Greensboro	5.000	04/01/2026	Aa3	250,000	291,985
University of NC Greensboro	5.000	04/01/2025	A+*	10,000	10,692
University of NC Greensboro	5.000	04/01/2026	Aa3	400,000	467,176
University of NC Wilmington	4.000	06/01/2029	A1	750,000	801,585
University of NC Wilmington Limited Obligation	5.000	06/01/2024	A1	265,000	299,392
University of North Carolina	4.250	10/01/2021	A1	50,000	50,078
Western Carolina University	5.000	10/01/2025	Aa3	225,000	260,642

					3,732,087
MUNICIPAL UTILITY REVENUE BONDS
13.67% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2027	Aa3	600,000	683,776
Cary NC Combined Enterprise Systems	4.000	12/01/2028	Aaa	250,000	270,555
Columbus County NC Limited Obligation	5.000	06/01/2023	A1	355,000	394,082
Gastonia NC Combined Utilities System	4.000	05/01/2023	Aa2	150,000	160,982
Monroe NC Certificates of Participation	4.000	03/01/2019	Aa3	100,000	100,823
Monroe NC Limited Obligation	5.000	03/01/2028	Aa3	195,000	223,295
Monroe NC Limited Obligation	5.000	03/01/2029	Aa3	195,000	222,733
Mooresville NC Limited Obligation	5.000	11/01/2021	AA-*	350,000	378,476
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2021	A2	205,000	206,654
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2028	A*	125,000	142,504
Union County NC Enterprise System Revenue	4.000	12/01/2022	Aa1	100,000	105,678
Warren County NC Limited Obligation	5.000	06/01/2027	A1	160,000	181,498

					3,071,056
SCHOOL IMPROVEMENT BONDS
12.56% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	01/01/2019	Aa2	100,000	100,802
Cabarrus County NC Limited Obligation	5.000	04/01/2024	Aa2	350,000	397,660
Cabarrus County NC Limited Obligation	5.000	06/01/2025	Aa2	200,000	230,956
Davidson County NC Limited Obligation	5.000	06/01/2024	Aa3	200,000	227,656
Nash County NC Limited Obligation	5.000	10/01/2018	Aa3	150,000	150,039
New Hanover County NC	4.000	02/01/2028	Aa3	100,000	108,010
Onslow County NC Limited Obligation	4.000	10/01/2024	Aa3	350,000	378,105
Onslow County NC Limted Obligation	5.000	06/01/2023	Aa3	250,000	279,395
Randolph County NC Limited Obligation	5.000	10/01/2025	Aa3	250,000	288,215
Scotland County NC	5.000	12/01/2027	A*	140,000	163,407
Scotland County NC	5.000	12/01/2025	A*	270,000	309,871
Wilkes County NC Limited Obligation	5.000	06/01/2024	A1	165,000	186,414

					2,820,530

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds September 30, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
8.11% of Net Assets
Durham County NC Certificates of Participation	5.000%	06/01/2020	Aa1	$435,000	$443,604
Durham County NC Certificates of Participation	5.000	06/01/2021	Aa1	240,000	244,747
Moore County NC	5.000	06/01/2021	Aa3	200,000	209,796
NC Medical Care Duke University Health Systems	3.000	06/01/2019	Aa2	150,000	151,100
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2021	AAA@	45,000	45,354
NC State Capital Improvement Obligation	5.000	05/01/2022	Aa1	155,000	157,709
NC State Capital Improvement Obligation	4.000	05/01/2025	Aa1	105,000	108,255
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2021	A2	310,000	314,070
University of NC Greensboro	5.000	04/01/2025	NR	90,000	96,253
University of North Carolina	4.250	10/01/2021	A1	20,000	20,004
University of North Carolina	4.250	10/01/2021	A1	20,000	20,004
University of North Carolina	4.250	10/01/2021	A1	10,000	10,002

					1,820,898
PUBLIC FACILITIES REVENUE BONDS
7.23% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2028	Aa1	500,000	571,435
Charlotte NC Certificates of Participation	4.000	12/01/2022	Aa1	170,000	179,277
Chatham County NC Limited Obligation	5.000	11/01/2025	Aa2	500,000	572,950
Watauga NC Public Facilities Corporation Limited Obligation	5.000	06/01/2023	Aa3	275,000	299,593

					1,623,255
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.07% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Health Care System	5.000	01/15/2028	Aa3	225,000	256,977
NC Medical Care Duke University	5.000	06/01/2026	Aa2	165,000	180,853
NC State Medical Care Commission Health Care Facilities	4.000	06/01/2024	A1	180,000	193,703
NC State Medical Care Commission Health Care Facilities	4.000	06/01/2025	Aa2	250,000	272,915
North Carolina State Medical Care Commission - Mission Health System	5.000	10/01/2024	Aa3	250,000	256,913
North Carolina State Medical Care Commission Vidant Health	5.000	06/01/2028	A1	180,000	203,017

					1,364,378
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.59% of Net Assets
Johnston County NC Limited Obligation	4.000	06/01/2019	Aa2	150,000	152,100
NC State Capital Improvement Obligation	5.000	05/01/2021	Aa1	350,000	366,702
Salisbury NC Certificates of Participation	5.000	03/01/2019	A3	145,000	146,723
Winston Salem NC Limited Obligation	5.000	06/01/2023	Aa1	125,000	140,051

					805,576
ESCROWED TO MATURITY BONDS
2.32% of Net Assets
NC Eastern Municipal Power Agency	5.000	01/01/2021	AAA@	125,000	133,122
NC Eastern Municipal Power Agency	6.000	01/01/2022	AAA@	125,000	140,188
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	220,000	246,730

					520,040
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
1.96% of Net Assets
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2025	A2	265,000	304,432
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2029	A2	120,000	135,348

					439,780
AD VALOREM PROPERTY BONDS
1.25% of Net Assets
Smithville Township NC	5.000	06/01/2024	A1	250,000	281,458

LEASE REVENUE BONDS
1.17% of Net Assets
Edgecombe County NC Limited Obligation	4.000	06/01/2022	A2	250,000	262,813

Total Investments 97.55% of Net Assets (cost $22,206,981) (See (a) below for further explanation)					$21,911,995

Other assets in excess of liabilities 2.45%					550,704

Net Assets 100%					$22,462,699

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $22,206,981 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	47,496
Unrealized depreciation	(342,482)

Net unrealized depreciation	(294,986)

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds September 30, 2018

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.
Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2018.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	21,911,995
Level 3	Significant Unobservable Inputs	—

21,911,995

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special curcumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds September 30, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
33.15% of Net Assets
Bristol TN Electric Revenue	5.000%	09/01/2038	AA-*	$1,525,000	$1,669,494
Chattanooga TN Electric Revenue	5.000	09/01/2035	AA+*	250,000	281,715
Chattanooga TN Electric Revenue	5.000	09/01/2040	AA+*	2,325,000	2,596,816
Citizens Gas Utility District TN Gas Revenue	5.000	05/01/2029	A*	110,000	111,701
Clarksville TN Electric SystemRevenue	4.000	09/01/2034	Aa2	500,000	523,700
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2034	Aa2	500,000	568,610
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2036	Aa2	500,000	565,435
Clarksville TN Water Sewer & Gas Revenue	4.000	02/01/2036	Aa2	1,475,000	1,536,862
Clarksville TN Water Sewer & Gas Revenue	4.000	02/01/2038	Aa2	820,000	851,070
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2041	Aa2	1,000,000	1,123,860
Columbia TN Waterworks Revenue	5.000	12/01/2032	Aa3	885,000	957,446
Franklin TN Water & Sewer Revenue and Tax Authority	5.000	04/01/2024	Aaa	750,000	856,290
Franklin TN Water & Sewer System Revenue	4.000	02/01/2036	Aa3	250,000	258,783
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2035	AA*	315,000	327,219
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2038	AA*	1,000,000	1,029,430
Harpeth Valley TN Utilities District	5.000	09/01/2040	AA*	1,000,000	1,085,480
Harpeth Valley TN Utilities District	5.000	09/01/2034	AA*	500,000	559,080
Knox Chapman TN Utility District	4.500	01/01/2027	AA-*	1,000,000	1,074,830
Knox Chapman TN Utility District	5.000	01/01/2031	AA-*	250,000	280,295
Knox Chapman TN Utility District	5.000	01/01/2033	AA-*	250,000	279,535
Memphis TN Electric System Revenue	5.000	12/01/2031	Aa2	225,000	254,381
Memphis TN Electric System Revenue	5.000	12/01/2034	Aa2	1,250,000	1,407,163
Memphis TN Gas System Revenue	4.000	12/01/2033	Aa1	500,000	526,280
Memphis TN Gas System Revenue	4.000	12/01/2036	Aa1	800,000	828,584
Memphis TN Gas System Revenue	4.000	12/01/2037	Aa1	1,310,000	1,353,686
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2033	AA+*	500,000	563,870
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA+*	3,085,000	3,302,061
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA+*	500,000	554,715
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2039	AA+*	500,000	552,255
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2030	Aa3	3,250,000	3,615,333
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2031	Aa3	500,000	554,785
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2033	Aa3	575,000	636,640
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2037	Aa3	250,000	286,178
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2040	Aa3	2,265,000	2,489,685
South Blount County TN Utility District Waterworks	5.000	12/01/2028	A2	765,000	790,773
Watauga River Regional Water Authority TN Waterworks	4.000	07/01/2037	A*	270,000	282,380

					34,536,420
PREREFUNDED BONDS
12.71% of Net Assets
Blount County TN Public Building Authority Local Government	5.000	06/01/2025	Aa2	100,000	102,005
Blount County TN Public Building Authority Local Government	5.000	06/01/2027	Aa2	1,500,000	1,530,075
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa2	750,000	763,793
Citizens Gas Utility District TN Gas Revenue	5.000	05/01/2029	NR	140,000	142,498
Clarksville TN Electric Systems Revenue	5.000	09/01/2028	Aa2	1,000,000	1,055,190
Clarksville TN Electric Systems Revenue	5.000	09/01/2032	Aa2	480,000	506,491
Clarksville TN Electric Systems Revenue	5.000	09/01/2033	Aa2	2,000,000	2,110,380
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2033	Aa2	500,000	556,995
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2038	Aa2	1,000,000	1,113,990
Gallatin TN Water & Sewer Revenue	5.000	01/01/2032	AA*	235,000	263,050
Johnson City TN Health & Educational Facilities Escrowed	5.125	07/01/2025	NR	70,000	70,173
Knox Chapman TN Utility District	5.250	01/01/2036	AA-*	700,000	749,322
Manchester TN	5.000	06/01/2038	A2	20,000	20,969
Metropolitan Government Nashville & Davidson County TN Vanderbilt University	5.000	10/01/2034	NR	210,000	216,088
Metropolitan Government Nashville & Davidson County TN Vanderbilt University	5.000	10/01/2034	Aa1	790,000	813,139
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2030	A1	500,000	539,350
South Blount County TN Utility District Waterworks	5.000	12/01/2028	A2	360,000	371,959
TN State School Board Authority Higher Education Facilities	5.000	05/01/2034	Aa1	500,000	508,740
Watauga River Tn Regional Water Authority Waterworks	5.000	07/01/2034	A*	500,000	549,270
West Wilson Utility District TN Waterworks	5.000	06/01/2033	NR	1,170,000	1,257,457

					13,240,934
PUBLIC FACILITIES REVENUE BONDS
11.60% of Net Assets
Memphis Shelby County Sports Authority	5.250	11/01/2026	Aa3	500,000	517,340
Memphis Shelby County Sports Authority	5.250	11/01/2027	Aa3	750,000	776,010
Memphis Shelby County TN Industrial Development Board	5.000	11/01/2030	Aa3	1,250,000	1,429,363
Memphis TN Refunding General Improvement	5.000	04/01/2031	Aa2	800,000	896,632
Metropolitan Government Nashville & Davidson County Convention Center	5.000	07/01/2026	A1	630,000	660,020
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2031	Aa3	1,500,000	1,654,830
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2038	Aa3	755,000	827,186
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	600,000	643,068
Pigeon Forge Industrial Development Board	5.000	06/01/2027	AA*	1,400,000	1,499,358
Pigeon Forge Industrial Development Board	5.000	06/01/2029	AA*	2,120,000	2,269,883
Pigeon Forge Industrial Development Board	5.000	06/01/2034	AA*	850,000	907,358

					12,081,048

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds September 30, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
9.65% of Net Assets
Chattanooga TN Health Educational and Housing Facilities Board	5.000%	01/01/2033	Baa1	$500,000	$529,205
Jackson TN Hospital Jackson Madison County Hospital	5.000	04/01/2036	A1	995,000	1,087,247
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2035	A3	2,500,000	2,761,675
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2040	A3	950,000	1,035,927
Rutherford County TN Health & Educational Facilities Ascension Health	5.000	11/15/2040	Aa2	1,500,000	1,545,075
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2027	A1	750,000	810,788
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2036	A1	1,535,000	1,720,259
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2035	A1	500,000	562,725

					10,052,901
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.77% of Net Assets
Franklin County TN Health & Education Facilities Board Revenue	5.000	09/01/2030	A+*	200,000	217,174
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2028	Aa1	1,150,000	1,270,106
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2040	A1	650,000	722,196
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2036	A1	920,000	956,349
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2037	A1	1,030,000	1,064,886
TN State School Bond Authority	5.000	11/01/2043	Aa1	1,000,000	1,089,720
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2037	Aa1	1,400,000	1,568,028
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2040	Aa1	2,000,000	2,252,400

					9,140,859
REFUNDING BONDS
6.61% of Net Assets
Blount County TN	5.000	06/01/2037	Aa2	1,200,000	1,350,252
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	A2	500,000	501,795
Manchester TN	5.000	06/01/2038	A2	80,000	83,298
Memphis TN General Improvement	5.000	04/01/2034	Aa2	500,000	557,140
Memphis TN General Improvement	5.000	04/01/2039	Aa2	250,000	277,490
Memphis TN Refunding	5.000	04/01/2030	Aa2	1,000,000	1,122,430
Memphis TN Refunding	5.000	04/01/2033	Aa2	250,000	278,840
Memphis TN Refunding	5.000	04/01/2035	Aa2	250,000	278,030
Memphis TN Refunding	5.000	04/01/2040	Aa2	500,000	552,565
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2033	Aa2	500,000	572,085
Shelby County TN Refunding Series A	5.000	03/01/2026	Aa1	1,200,000	1,316,904

					6,890,829
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
6.01% of Net Assets
Memphis Shelby County TN Port Authority Community Development	5.000	04/01/2035	Aa3	625,000	665,430
Memphis TN	4.000	06/01/2041	Aa2	250,000	254,293
Memphis TN Refunding and General Impact General Obligation	5.000	05/01/2036	Aa2	850,000	908,293
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2033	Aa2	1,470,000	1,548,807
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2034	Aa2	500,000	523,310
Springfield TN Public Improvement	4.500	03/01/2024	Aa3	565,000	615,014
TN State Series A	5.000	02/01/2036	Aaa	1,500,000	1,742,775

					6,257,922
SCHOOL IMPROVEMENT BONDS
5.63% of Net Assets
Montgomery County TN	4.000	04/01/2036	AA+*	260,000	271,050
Montgomery County TN	4.000	04/01/2037	AA+*	1,920,000	1,988,678
Rhea County TN	5.000	04/01/2029	A1	1,385,000	1,497,213
Shelby County TN	5.000	04/01/2037	Aa1	500,000	571,775
Wilson County TN	4.000	04/01/2039	AA+*	1,495,000	1,540,986

					5,869,702
AIRPORT REVENUE BONDS
2.37% of Net Assets
Metropolitan Nashville Airport Authority	5.000	07/01/2034	A1	800,000	896,664
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	279,398
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	1,160,000	1,288,922

					2,464,984
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
1.04% of Net Assets
TN Housing Development Agency Homeownership Program 2	4.700	07/01/2027	Aa1	605,000	607,287
TN Housing Development Agency Housing Finance Program	4.850	01/01/2025	Aa2	455,000	470,957

					1,078,244
INDUSTRIAL REVENUE BONDS
.87% of Net Assets
Industrial Development Board TN Blount County	5.000	06/01/2027	Aa3	850,000	906,219

Total Investments 98.41% of Net Assets (cost $101,296,169) (See (a) below for further explanation)					$102,520,062

Other assets in excess of liabilities 1.59%					1,657,083

Net Assets 100%					$104,177,145

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds September 30, 2018	UNAUDITED

(a)	Cost for federal income tax purposes is $101,296,169 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$2,177,409
Unrealized depreciation	(953,516)

Net unrealized appreciation	$1,223,893

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.
Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2018.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	102,520,062
Level 3	Significant Unobservable Inputs	—

$102,520,062

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special curcumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds September 30, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
19.95% of Net Assets
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000%	02/01/2021	Aa3	$100,000	$103,921
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2022	Aa3	220,000	231,306
Memphis TN Center City Revenue Finance Corporation Sports Facility	5.000	02/01/2026	Aa3	100,000	111,841
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2024	Aa3	250,000	285,256
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2023	Aa3	125,000	139,528
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2024	Aa3	190,000	213,682
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2025	Aa3	195,000	219,398
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2026	Aa3	100,000	112,512
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	175,000	187,562
Pigeon Forge Public Facilities	5.000	06/01/2023	AA*	150,000	161,091

					1,766,097
REFUNDING BONDS
18.32% of Net Assets
Maryville TN	5.000	06/01/2026	Aa3	350,000	409,420
Memphis TN General Improvement	5.000	11/01/2023	Aa2	350,000	395,154
Metropolitan Government Nashville & Davidson County TN	5.000	07/01/2021	Aa2	175,000	184,053
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	Aa2	110,000	113,490
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	Aa2	80,000	84,986
Putnam County TN	4.000	04/01/2025	Aa2	300,000	328,005
Unicoi County TN Refunding	5.250	04/01/2019	A1	105,000	106,717

					1,621,825
MUNICIPAL UTILITY REVENUE BONDS
16.63% of Net Assets
Chattanooga TN Electric Revenue	5.000	09/01/2023	AA+*	250,000	282,125
Hallsdale-Powell TN Utility District	4.000	04/01/2028	AA*	255,000	276,310
Harpeth Valley TN Utilities District Davidson & Williamson Counties	4.000	09/01/2024	AA*	225,000	244,899
Maryville TN	4.000	06/01/2029	Aa3	250,000	269,328
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.000	07/01/2026	Aa3	100,000	111,861
Springfield TN	5.000	06/01/2027	Aa3	245,000	288,105

					1,472,628
SCHOOL IMPROVEMENT BONDS
15.07% of Net Assets
Gibson County Special School District	5.000	04/01/2021	AA*	250,000	267,498
Kingsport TN General Obligation Unlimited	4.000	09/01/2028	Aa2	100,000	106,621
Lincoln County TN	5.250	04/01/2019	Aa3	200,000	203,342
Rhea County TN	4.000	04/01/2025	A1	250,000	260,980
Robertson County TN School and Public Improvement	4.000	06/01/2019	AA*	100,000	101,379
Sumner County TN	5.000	12/01/2025	AA+*	100,000	114,404
White County TN	4.000	06/01/2027	AA-*	260,000	280,347

					1,334,571
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
11.06% of Net Assets
Franklin County TN Health & Educational Facilities Board	4.000	09/01/2019	A+*	350,000	356,122
Franklin County TN Health & Educational Facilities Board	4.000	09/01/2024	A+*	135,000	141,748
Shelby County TN Health Educational & Housing Facilities Rhodes College	5.000	08/01/2022	A1	120,000	131,520
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2025	A1	100,000	108,524
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2027	A1	225,000	241,119

					979,033
PREREFUNDED BONDS
9.54% of Net Assets
Blount County TN Public Building Authority	4.000	06/01/2020	Aa2	150,000	152,039
Blount County TN Public Building Authority	5.000	06/01/2021	Aa2	175,000	178,652
Memphis TN Center City Revenue Finance Corporation	5.250	11/01/2025	Aa3	100,000	109,317
Memphis TN General Improvement	5.000	04/01/2022	Aa2	185,000	187,888
Memphis TN General Obligation	5.000	05/01/2020	Aa2	50,000	50,886
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	NR	140,000	144,736
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	NR	20,000	21,291

					844,809
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.05% of Net Assets
Shelby County TN Health Educational & Housing Facilities	4.250	09/01/2020	BBB+*	265,000	269,624

					269,624
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
2.61% of Net Assets
Metropolitan Government Nashville & Davidson County TN	5.000	07/01/2027	Aa2	200,000	230,638

AIRPORT REVENUE BONDS
1.20% of Net Assets
Metropolitan Nashville Airport Authority	4.000	07/01/2023	A1	100,000	106,548

Total Investments 97.43% of Net Assets (cost $8,677,014) (See (a) below for further explanation)					$8,625,773

Other assets in excess of liabilities 2.57%					227,279

Net Assets 100%					$8,853,052

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds September 30, 2018	UNAUDITED

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $8,677,014 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$24,091
Unrealized depreciation	(75,332)

Net unrealized depreciation	$(51,241)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2018.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	8,625,773
Level 3	Significant Unobservable Inputs	—

$8,625,773

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special curcumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS – INTERMEDIATE GOVERNMENT BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS U.S. Government Securities and Agencies September 30, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL FARM CREDIT
62.22% of Net Assets
Federal Farm Credit Bank	5.250%	10/25/2022	Aaa	$1,500,000	$1,628,943
Federal Farm Credit Bank	5.050	12/21/2021	Aaa	370,000	393,764
Federal Farm Credit Bank	5.840	07/20/2022	Aaa	2,650,000	2,921,106
Federal Farm Credit Bank	5.250	05/10/2022	Aaa	2,000,000	2,155,542
Federal Farm Credit Bank	5.125	11/28/2022	Aaa	2,000,000	2,165,414

					9,264,769
FEDERAL HOME LOAN BANK
34.68% of Net Assets
Federal Home Loan Bank	2.970	08/02/2027	Aaa	500,000	477,231
Federal Home Loan Bank	5.365	09/09/2024	Aaa	1,750,000	1,962,895
Federal Home Loan Bank	5.000	12/10/2021	Aaa	500,000	531,651
Federal Home Loan Bank	5.750	06/10/2022	Aaa	2,000,000	2,193,341

					5,165,118
FEDERAL NATIONAL MORTGAGE ASSOCIATION
0.70% of Net Assets
Federal National Mortgage Association	8.100	08/12/2019	Aaa	100,000	104,634
Total Investments 97.60% of Net Assets (cost $14,391,598) (See (a) below for further explanation)					$14,534,521

Other assets in excess of liabilities 2.40%					357,992

Net Assets 100%					$14,892,513

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $14,391,598 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$164,906
Unrealized depreciation	(21,983)

Net unrealized appreciation	$142,923

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2018.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	—
Level 2	Other Significant Observable Inputs	$14,534,521
Level 3	Significant Unobservable Inputs	—

$14,534,521

Securities held by the Intermediate Government Bond Series are valued using market quotations provided by an independent pricing service. If market quotations are not readily available, the pricing service may provide an evaluated price determined by a matrix pricing method, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS – TAXABLE MUNICIPAL BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Taxable Municipal Bonds September 30, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
34.62% of Net Assets
Buncombe County NC Limited Obligation Build America	6.800%	06/01/2030	Aa1	$250,000	$263,083
Decatur GA Urban Redevelopment Agency Revenue Build America	6.920	01/01/2038	Aa1	150,000	160,361
Evanston IL Taxable Corporate Purpose Bonds	4.250	12/01/2038	Aa2	275,000	269,869
Franklin County OH Convention Facilities Authority	6.640	12/01/2042	Aa2	240,000	320,806
Franklin County OH Convention Facilities Build America	6.540	12/01/2036	Aa2	155,000	198,239
Grand Junction CO Certificates of Participation Build America	7.500	12/01/2030	A+*	425,000	454,193
Metropolitan Government Nashville & Davidson County TN	7.431	07/01/2043	A1	190,000	255,489
Pennington County SD Certificates of Participation Build America	7.200	06/01/2037	Aa1	750,000	811,680
Pompano Beach FL Certificates of Participation	5.579	01/01/2040	A1	225,000	233,498
Rhode Island Convention Center	6.060	05/15/2035	Aa3	70,000	80,721
Sarasota County FL Capital Improvement Revenue Build America	7.016	10/01/2040	AA+*	710,000	761,866

					3,809,805
MUNICIPAL UTILITY REVENUE BONDS
25.87% of Net Assets
Altoona PA Water Authority Sewer Revenue Build America	7.064	12/01/2040	AA*	425,000	451,291
Davie FL Water & Sewer Revenue Build America	6.849	10/01/2040	A1	40,000	42,600
FL State Utility Revenue	6.548	10/01/2040	A2	60,000	64,070
Heber UT Light & Power Build America	7.000	12/15/2030	A2	375,000	404,865
Metropolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa3	200,000	270,800
OK State Municipal Power Authority	6.310	01/01/2040	A2	95,000	112,560
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	364,815
Sedalia MO Certificates of Participation Build America	7.300	06/01/2035	AA*	500,000	522,220
West Knox Utilities District Knox County TN Water and Sewer	6.900	06/01/2040	AA+*	400,000	447,372
Williamsport PA Municipal Water Authority Build America	6.100	01/01/2040	A2	60,000	62,375
York County VA Sewer Revenue Build America	6.607	06/01/2040	Aa3	100,000	104,756

					2,847,724
SCHOOL IMPROVEMENT BONDS
13.88% of Net Assets
Armstrong School District PA Build America	7.000	03/15/2041	AA*	750,000	813,653
CO State Building Excellent Schools Today Certificates of Participation	7.017	03/15/2031	Aa2	400,000	436,688
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa3	250,000	277,375

					1,527,716
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
10.80% of Net Assets
KY State Property & Buildings Build America	5.921	11/01/2030	A1	250,000	282,590
Leeds AL Taxable Warrants	4.125	05/01/2039	AA*	125,000	122,866
Lincoln AL Build America Recovery Zone	6.800	06/01/2040	AA*	425,000	450,236
Scottsboro AL Build America Bonds	6.400	11/01/2040	A2	250,000	265,688
Utah County UT Excise Tax Revenue	7.130	12/01/2039	AA-*	65,000	67,750

					1,189,130
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.56% of Net Assets
Midland County TX Hospital District	6.440	05/15/2039	Aa3	185,000	235,227
University NC Chapel Hill Hospital Revenue Build America	6.329	02/01/2031	Aa3	250,000	267,208

					502,435
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
2.80% of Net Assets
FL State Turnpike Authority Turnpike Revenue Build America	6.800	07/01/2039	Aa2	300,000	308,694

MARINA/PORT AUTHORITY REVENUE BONDS
2.37% of Net Assets
Miami Dade County FL Special Obligation	7.500	04/01/2040	Aa3	200,000	260,688

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.19% of Net Assets
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2	100,000	131,065

AIRPORT REVENUE BONDS
1.04% of Net Assets
Tri-Cities TN Airport Authority Revenue	3.625	05/01/2038	Aa2	125,000	114,366

Total Investments 97.13% of Net Assets (cost $9,934,781) (See (a) below for further explanation)					$10,691,623

Other assets in excess of liabilities 2.87%					315,411

Net Assets 100%					$11,007,034

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $9,934,781 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$775,861
Unrealized depreciation	(19,019)

Net unrealized appreciation	$756,842

DUPREE MUTUAL FUNDS – TAXABLE MUNICIPAL BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Taxable Municipal Bonds September 30, 2018	UNAUDITED

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2018.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,691,623
Level 3	Significant Unobservable Inputs	—

$10,691,623

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special curcumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

/s/ Michelle M. Dragoo
By: Michelle M. Dragoo, Vice President, Secretary, Treasurer
Date: October 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Allen E. Grimes
By: Allen E. Grimes, III, President
Date: October 25, 2018

/s/ Michelle M. Dragoo
By: Michelle M. Dragoo, Vice President, Secretary, Treasurer
Date: October 25, 2018